Preferential Taxes Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")
Income Tax [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Income Tax [Line Items]
Preferential tax rate			25.00%	25.00%	15.00%
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Income Tax [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%
One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)
Income Tax [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%
Scenario, Forecast | Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")
Income Tax [Line Items]
Preferential tax rate	15.00%	15.00%
Scenario, Forecast | Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Income Tax [Line Items]
Preferential tax rate	25.00%	25.00%
Scenario, Forecast | Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Income Tax [Line Items]
Preferential tax rate	15.00%	15.00%
Scenario, Forecast | One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)
Income Tax [Line Items]
Preferential tax rate	15.00%	15.00%